SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jan. 31, 2019 USD ($) item MT	Jan. 31, 2018 USD ($)
Cash and Cash Equivalents
Amount held by the Trust in a money market fund | $	$ 209,709	$ 314,835
Revenue from Contract with Customer [Abstract]
Accrued income receivable | $	$ 2,339,060	$ 1,956,091
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease	20.00%
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage	90.00%
Base overriding royalties, first tier shipment ceiling (in million tons)	4
Base overriding royalties, second tier portion percentage	85.00%
Base overriding royalties, second tier shipment ceiling (in million tons)	2
Base overriding royalties, third tier portion percentage	25.00%
Base overriding royalties, third tier shipment threshold (in million tons)	6
Base overriding royalties, number of volume thresholds for transaction price | item	4
Base overriding royalties, volume threshold for transaction price	1